OTHER RECEIVABLES, NET - Summary of Other receivables (Details)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2018 CNY (¥)
Current Portion
Other Receivables	$ 890,906	¥ 6,207,832		¥ 7,567,332
Less: Long term portion	(3,433)	(23,922)		(440,015)
Total	686,684	4,784,811		5,665,593
Third Party [Member]
Current Portion
Business advances to officers and staffs	85,305	594,404		1,013,971
Deposits for projects	218,339	1,521,387		1,400,892
VAT recoverable	385,552	2,686,525		3,803,556
Others	201,710	1,405,516		1,348,913
Allowance for doubtful accounts	(200,789)	(1,399,099)	$ (209,777)	(1,461,724)	¥ (901,930)
Total	$ 686,684	¥ 4,784,811		¥ 5,665,593